UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08939

Third Avenue Trust
(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York NY	10017

(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: October 31, 2009

Date of reporting period: January 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Trust’s schedule of investments pursuant to Rule 30(b)1-5 under the Investment Company Act of 1940, as amended, is as follows:

Third Avenue Value Fund

Third Avenue Small-Cap Value Fund

Third Avenue Real Estate Value Fund

Third Avenue International Value Fund

FIRST QUARTER REPORT

January 31, 2009

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Funds (the “Funds”) respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds’ affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Funds have delegated the voting of proxies relating to their voting securities to the Funds’ investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31, each year (i) without charge, upon request, by calling (800) 443-1021, (ii) on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov., and (iii) the Funds’ website www.thirdave.com.

Schedule of Portfolio Holdings—Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments
at January 31, 2009
(Unaudited)

Principal Amount (†)			Value (Note 1)

Corporate Bonds - 8.95%
		Auto & Related - 2.03%
2,005,000		General Motors Corp., step bond, 0.000% until 3/15/16 (7.750% thereafter), due 3/15/36	$170,425
		GMAC LLC:
20,367,000		7.750%, due 1/19/10	17,626,742
37,652,000		7.250%, due 3/2/11	27,502,565
50,002,000	EUR	5.375%, due 6/6/11	41,934,559

			87,234,291

		Consumer Products - 0.34%
15,086,010		Home Products International, Inc., 2nd Lien, Convertible, PIK, 6.000%, due 3/20/17 (b)	14,647,007

		Financial Insurance - 4.87%
360,167,000		MBIA Insurance Corp., 14.000%, due 1/15/33 (d) (h)	209,063,257

		Financial Services - 0.17%
8,250,000		CIT Group, Inc., 4.750%, due 12/15/10	7,112,490

		Home Development - 0.24%
		Standard Pacific Corp.:
9,800,000		6.250%, due 4/1/14	5,341,000
9,415,000		7.000%, due 8/15/15	5,037,025

			10,378,025

		Telecommunications - 0.31%
		Nortel Networks (Canada) *:
18,500,000		zero coupon due 7/15/11	3,098,750
11,500,000		1.750%, due 4/15/12	1,955,000
28,750,000		2.125%, due 4/15/14	4,887,500
15,000,000		10.750%, due 7/15/16	2,512,500
5,000,000		10.750%, due 7/15/16 (d)	837,500

			13,291,250

Principal			Value
Amount (†)			(Note 1)

		U.S. Real Estate Operating Companies - 0.99%
		Forest City Enterprises, Inc.:
54,500,000		3.625%, due 10/15/11	$32,351,200
20,778,000		7.625%, due 6/1/15	8,415,090
5,826,000		6.500%, due 2/1/17	1,893,450

			42,659,740

		Total Corporate Bonds
		(Cost $495,334,560)	384,386,060

Shares

Preferred Stocks - 0.03%
		Auto Supply - 0.02%
759,866		ISE Corp. Series B (a) (b)	—
977,469		ISE Corp. Series C (a) (b)	1,064,464

			1,064,464

		Financial Insurance - 0.00%
6,045,667		CGA Group, Ltd. Series C (Bermuda) (a) (b)	—

		Insurance & Reinsurance - 0.01%
4,775		Ecclesiastical Insurance, 8.625% (United Kingdom)	6,650
1,022,245		RS Holdings Corp., Convertible, Class A (a) (b)	347,103

			353,753

		Total Preferred Stocks (Cost $14,103,694)	1,418,217

Common Stocks - 82.90%

		Annuities & Mutual Fund Management & Sales - 3.30%
5,500,000		Bank of New York Mellon Corp. (The)	141,570,000

		Auto Supply - 0.00%
217,210		ISE Corp. (a) (b)	—

See accompanying notes to the Portfolios of Investments.

1

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments (continued)
at January 31, 2009
(Unaudited)

		Value
Shares		(Note 1)

Common Stocks (continued)
	Automotive - 8.64%
18,576,400	Toyota Industries Corp. (Japan) (c)	$371,169,114

	Consumer Products - 0.00%#
526,368	Home Products International, Inc. (a) (b) (c)	26,319

	Depository Institutions - 0.55%
218,500	Carver Bancorp, Inc. (c)	1,061,910
19,558,450	Chong Hing Bank, Ltd. (Hong Kong)	22,616,298

		23,678,208

	Diversified Operations - 7.97%
10,000,000	Brookfield Asset Management, Inc., Class A (Canada)	157,800,000
12,713,000	Hutchison Whampoa, Ltd. (Hong Kong)	64,687,443
48,526,822	Wharf (Holdings), Ltd. (The) (Hong Kong)	119,908,990

		342,396,433

	Electronics Components - 0.71%
3,346,783	AVX Corp.	30,522,661

	Financial Insurance - 3.35%
25,707,362	Ambac Financial Group, Inc. (c)	29,306,393
3,806,722	Manifold Capital Holdings, Inc. (a) (b) (c) (f)	38,067
19,349,845	MBIA, Inc. (a) (c)	74,690,402
2,000,000	MGIC Investment Corp.	5,520,000
10,649,350	Radian Group, Inc. (c)	34,290,907

		143,845,769

	Financial Services - 0.21%
3,250,000	CIT Group, Inc.	9,067,500

	Healthcare Services - 0.42%
342,300	Datascope Corp.	18,153,880

		Value
Shares		(Note 1)

	Holding Companies - 20.68%
83,370	Capital Southwest Corp.	$7,641,694
53,819,000	Cheung Kong Holdings, Ltd. (Hong Kong)	496,568,779
3,951,800	Guoco Group, Ltd. (Hong Kong)[1]	22,789,046
10,665,000	Investor AB, Class A (Sweden)	118,431,415
2,200,000	Jardine Matheson Holdings, Ltd. (Hong Kong) [1]	43,604,000
359,250	Pargesa Holding SA (Switzerland)	23,078,370
3,317,350	RHJ International (Belgium) (a)	15,642,987
90,996,500	Wheelock & Co., Ltd. (Hong Kong)	160,061,192

		887,817,483

	Home Development - 0.71%
1,000,000	MDC Holdings, Inc.	30,640,000

	Industrial & Agricultural Equipment - 0.19%
360,100	Mestek, Inc. (a)	2,700,750
360,100	Omega Flex, Inc.	5,617,560

		8,318,310

	Insurance & Reinsurance - 0.01%
127,500	Olympus Re Holdings, Ltd. (Bermuda) (a) (b)	501,075
32,089	RS Holdings Corp., Class A (a) (b)	10,896

		511,971

	Mutual Holding Companies - 0.34%
637,122	Brooklyn Federal Bancorp, Inc.	7,919,426
50,920	Colonial Bankshares, Inc. (a)	381,900
490,036	FedFirst Financial Corp. (a) (c)	2,244,365
205,511	Gouverneur Bancorp, Inc. (c)	965,902
274,157	Home Federal Bancorp, Inc. (c)	1,973,930
242,800	SFSB, Inc. (a) (c)	1,183,650

		14,669,173

See accompanying notes to the Portfolios of Investments.

2

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments (continued)
at January 31, 2009
(Unaudited)

Shares		Value (Note 1)

Common Stocks (continued)

	Non-U.S. Real Estate Operating Companies - 14.06%
24,220,000	Hang Lung Group, Ltd. (Hong Kong)	$78,009,814
30,534,000	Hang Lung Properties, Ltd. (Hong Kong)	68,641,771
119,598,738	Henderson Land Development Co., Ltd. (Hong Kong) (c)	456,847,283

		603,498,868

	Oil & Gas Production & Services - 5.69%
2,000,630	Cimarex Energy Co.	49,695,649
776,800	EnCana Corp. (Canada)	34,443,312
11,090,000	Nabors Industries, Ltd. (Bermuda) (a)	121,435,500
2,000,000	Suncor Energy, Inc. (Canada)	38,500,000

		244,074,461

	Steel & Specialty Steel - 5.18%
3,500,000	POSCO, ADR (South Korea)	222,320,000

	Telecommunications - 1.03%
10,000,000	Sycamore Networks, Inc. (a)	23,500,000
5,008,450	Tellabs, Inc. (a)	20,684,898

		44,184,898

	U.S. Real Estate Operating Companies - 6.31%
18,975,821	FNC Realty Corp. (a) (b)	11,556,275
11,348,745	Forest City Enterprises, Inc., Class A (c)	76,717,516
22,500	Forest City Enterprises, Inc., Class B	155,700
4,475,900	St. Joe Co. (The) (a)	107,645,395
3,420,106	Tejon Ranch Co. (a) (c)	74,729,316

		270,804,202

Shares		Value (Note 1)

	Utilities, Utility Service Companies & Waste Management - 3.55%
8,816,889	Covanta Holding Corp. (a) (c)	$152,444,011

	Total Common Stocks (Cost $5,084,423,749)	3,559,713,261

Investment Amount ($) or Partnership Units

Limited Partnerships - 0.13%

	Infrastructure - 0.12%
400,000	Brookfield Infrastructure Partners LP [2]	5,280,000

	Insurance & Reinsurance - 0.01%
1,805,000	Insurance Partners II Equity Fund, L.P. (a) (b)	303,988

	Total Limited Partnerships (Cost $8,007,814)	5,583,988

Principal Amount ($)

Short Term Investments - 8.36%

	Repurchase Agreement - 3.70%
158,873,509	JPMorgan Securities, Inc., 0.20%, dated 1/30/09, due 2/2/09 (e) (g)	158,873,509

	U.S. Government Obligations - 4.66%
200,000,000	U.S. Treasury Bill, 0.19%‡, due 4/30/09	199,888,400

	Total Short Term Investments (Cost $358,779,812)	358,761,909

See accompanying notes to the Portfolios of Investments.

3

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments (continued)
at January 31, 2009
(Unaudited)

Value (Note 1)

Total Investment Portfolio - 100.37% (Cost $5,960,649,629)	$4,309,863,435
Liabilities in excess of Other Assets - (0.37%)	(15,887,029)

NET ASSETS - 100.00%
(Applicable to 138,141,731 shares outstanding)	$4,293,976,406

NET ASSET VALUE PER SHARE	$31.08

Notes:

ADR:	American Depository Receipt.

EUR:	Euro.

PIK:	Payment-in-kind.

(a)	Non-income producing security.

(b)	Fair-valued security.

(c)	Affiliated issuers—as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Repurchase agreement collateralized by U.S. Treasury Inflation Indexed Bond, par value $147,545,000, due 1/15/25, value $163,464,762.

(f)	Security is subject to restrictions on resale.

(g)	A portion of this security is segregated for future fund commitments.

(h)	Variable rate security.

*	Issuer in default.

#	Amount represents less than 0.01% of total net assets.

†	Denominated in U.S. Dollars unless otherwise noted.

‡	Annualized yield at date of purchase.

[1]	Incorporated in Bermuda.

[2]	Bermuda exempted limited partnership.

Country Concentration

% of Net Assets

United States	38.65%
Hong Kong	35.72
Japan	8.64
Canada	5.68
South Korea	5.18
Bermuda	2.84
Sweden	2.76
Switzerland	0.54
Belgium	0.36
United Kingdom	— #

Total	100.37%

See accompanying notes to the Portfolios of Investments.

4

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments
at January 31, 2009
(Unaudited)

Principal Amount ($)		Value (Note 1)

Corporate Debt Instruments - 5.21%

	Building & Construction - 0.75%
15,000,000	Ply Gem Industries, Inc., 11.750%, due 6/15/13	$8,400,000

	Financial Insurance - 2.00%
38,500,000	MBIA Insurance Corp., 14.000%, due 1/15/33 (f) (g)	22,347,787

	Oil & Gas - 1.40%
22,475,000	W & T Offshore, Inc., 8.250%, due 6/15/14 (f)	15,620,125

	Transportation - 1.06%
26,000,000	Saint Acquisition Term Loan B, 3.688%, due 5/6/14 (g)	11,919,388

	Total Corporate Debt Instruments (Cost $72,772,653)	58,287,300

Shares

Common Stocks, Rights & Warrants - 89.06%

	Aerospace & Defense - 0.28%
283,997	Herley Industries, Inc. (a)	3,163,727

	Agriculture - 3.49%
5,175,287	Viterra, Inc. (Canada) (a)	39,038,862

	Auto Parts - 0.13%
143,823	Superior Industries International, Inc.	1,477,062

	Cable Television Equipment - 1.01%
782,200	CommScope, Inc. (a)	11,279,324

	Chemicals & Allied Products - 5.13%
2,300,812	Lanxess AG (Germany)	33,588,196
1,735,372	Westlake Chemical Corp.	23,722,535

		57,310,731

Shares		Value (Note 1)

	Computer Peripherals - 2.20%
815,109	Imation Corp.	$7,939,162
703,383	Lexmark International, Inc., Class A (a)	16,656,109

		24,595,271

	Consumer Products - 2.76%
782,071	JAKKS Pacific, Inc. (a)	14,343,182
1,447,785	K-Swiss, Inc., Class A (c)	15,520,255
598,694	Russ Berrie & Co., Inc. (a)	1,023,767

		30,887,204

	Diversified Media - 0.06%
398,036	Journal Communications, Inc., Class A	712,484

	Electronics Components - 3.13%
766,242	Bel Fuse, Inc., Class B (c)	11,677,528
971,965	Electronics for Imaging, Inc. (a)	8,640,769
836,355	Park Electrochemical Corp.	14,678,030

		34,996,327

	Energy/Services - 8.05%
1,215,028	Bristow Group, Inc. (a)	29,391,527
1,700,615	Bronco Drilling Co., Inc. (a) (c)	8,979,247
2,190,422	Pioneer Drilling Co. (a)	10,886,397
437,400	Precision Drilling Trust (Canada)	2,173,878
925,740	Tidewater, Inc.	38,520,041

		89,951,090

	Forest Products & Paper - 3.79%
1,927,500	Canfor Corp. (Canada) (a)	11,396,024
21,530,352	Catalyst Paper Corp. (Canada) (a) (b) (c) (e)	5,850,286
1,765,706	Glatfelter	15,379,299
3,390,400	TimberWest Forest Corp. (Canada)	9,372,849
3,390,400	TimberWest Forest Corp. Rights (Canada) (a)	304,134

		42,302,592

See accompanying notes to the Portfolios of Investments.

5

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at January 31, 2009
(Unaudited)

Shares		Value (Note 1)

Common Stocks, Rights & Warrants (continued)

	Healthcare Services - 2.92%
3,321,822	Cross Country Healthcare, Inc. (a) (c)	$24,880,447
323,230	Pharmaceutical Product Development, Inc.	7,721,965

		32,602,412

	Holding Companies - 7.39%
737,267	Ackermans & van Haaren NV (Belgium)	32,181,556
2,102,287	Brookfield Asset Management, Inc., Class A (Canada)	33,174,089
3,111,000	JZ Capital Partners, Ltd. (Guernsey)	2,282,580
495,300	Leucadia National Corp. (a)	7,885,176
158,571,369	PYI Corp., Ltd. (Hong Kong)[1] (a) (c)	7,002,968
9,556,561	PYI Corp., Ltd. Warrants, expires 9/25/09 (Hong Kong)[1] (a)	14,789

		82,541,158

	Industrial Equipment - 1.96%
278,671	Alamo Group, Inc.	3,497,321
2,578,586	Wacker Construction Equipment AG (Germany)	18,356,920

		21,854,241

	Insurance & Reinsurance - 2.58%
190,022	Arch Capital Group, Ltd. (Bermuda) (a)	11,429,823
59,974	E-L Financial Corp., Ltd. (Canada)	17,426,085

		28,855,908

	Life Insurance - 3.32%
780,879	FBL Financial Group, Inc., Class A	8,050,863
233,674	National Western Life Insurance Co., Class A (c)	29,005,954

		37,056,817

Shares		Value (Note 1)

	Metals Manufacturing - 5.33%
2,126,051	Encore Wire Corp. (c)	$35,101,102
986,637	Kaiser Aluminum Corp.	24,508,063

		59,609,165

	Non-U.S. Real Estate Investment Trusts - 1.02%
1,321,161	Derwent London PLC (United Kingdom)	11,413,191

	Non-U.S. Real Estate Operating Companies - 8.58%
5,390,500	Parco Co., Ltd. (Japan) (c)	49,145,370
10,148,000	Sapporo Holdings, Ltd. (Japan)	46,741,935

		95,887,305

	Oil & Gas - 5.97%
1,175,806	Cimarex Energy Co.	29,207,021
1,938,450	St. Mary Land & Exploration Co.	37,509,008

		66,716,029

	Retail - 1.24%
1,734,078	Haverty Furniture Cos., Inc. (c)	13,907,306

	Securities Trading Services - 2.81%
1,445,902	Investment Technology Group, Inc. (a)	31,347,155

	Semiconductor Equipment Manufacturers & Related - 1.16%
98,728	Coherent, Inc. (a)	1,785,990
1,774,506	Electro Scientific Industries, Inc. (a) (c)	11,214,878

		13,000,868

	Software - 4.25%
352,557	Sybase, Inc. (a)	9,628,332
2,046,960	Synopsys, Inc. (a)	37,868,760

		47,497,092

See accompanying notes to the Portfolios of Investments.

6

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at January 31, 2009
(Unaudited)

Shares		Value (Note 1)

Common Stocks, Rights & Warrants (continued)

	Telecommunications Equipment - 1.83%
3,858,740	Sycamore Networks, Inc. (a)	$9,068,039
2,754,223	Tellabs, Inc. (a)	11,374,941

		20,442,980

	Transportation - 1.73%
712,991	Genesee & Wyoming, Inc., Class A (a)	19,371,966

	U.S. Real Estate Operating Companies - 6.94%
1,381,839	Alexander & Baldwin, Inc.	30,455,732
278,397	Alico, Inc.	7,795,116
773,842	Forest City Enterprises, Inc., Class A	5,231,172
322,646	Tejon Ranch Co. (a)	7,049,815
1,160,651	Vail Resorts, Inc. (a)	27,066,381

		77,598,216

	Total Common Stocks, Rights & Warrants (Cost $1,446,043,677)	995,416,483

Investment Amount ($)

Limited Partnerships - 0.17%

	Holding Companies - 0.17%
1,000,000	AP Alternative Assets, L.P. (Guernsey) (b)	1,876,250

	Total Limited Partnerships (Cost $20,000,000)	1,876,250

Notional Amount ($)		Value (Note 1)

Purchased Options - 0.82%

	Foreign Currency Put Options - 0.82%
75,000,000	Euro Currency, strike 1.435 EUR, expires 7/15/09	$9,111,900

	Total Purchased Options (Cost $1,299,375)	9,111,900

Principal Amount ($)

Short Term Investments - 5.26%

	Repurchase Agreement - 0.79%
8,812,101	JPMorgan Securities, Inc., 0.20%, dated 1/30/09, due 2/2/09 (d)	8,812,101

	U.S. Government Obligations - 4.47%
50,000,000	U.S. Treasury Bill, 0.98%†, due 5/7/09	49,969,600

	Total Short Term Investments (Cost $58,682,701)	58,781,701

	Total Investment Portfolio - 100.52% (Cost $1,598,798,406)	1,123,473,634
	Liabilities in excess of Other Assets - (0.52%)	(5,836,939)

	NET ASSETS - 100.00%
	(Applicable to 83,876,027 shares outstanding)	$1,117,636,695

	NET ASSET VALUE PER SHARE	$13.32

See accompanying notes to the Portfolios of Investments.

7

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at January 31, 2009
(Unaudited)

Notes:

EUR: Euro.

(a)	Non-income producing security.

(b)	Fair-valued security.

(c)	Affiliated issuers—as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d)	Repurchase agreement collateralized by U.S. Treasury Inflation Indexed Bond, par value $8,185,000, due 1/15/25, value $9,068,142.

(e)	Security is subject to restrictions on resale.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(g)	Variable rate security.

†	Annualized yield at date of purchase.

[1]	Incorporated in Bermuda.

Country Concentration

% of Net Assets

United States	70.75%
Canada	10.62
Japan	8.58
Germany	4.65
Belgium	2.88
Bermuda	1.02
United Kingdom	1.02
Hong Kong	0.63
Guernsey	0.37

Total	100.52%

See accompanying notes to the Portfolios of Investments.

8

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments
at January 31, 2009
(Unaudited)

Principal Amount ($)		Value (Note 1)

Corporate Debt Instruments - 11.81%

	Land Development - 1.93%
87,961,093	Landsource Communities Development Term Loan B, PIK, 8.250%, due 5/31/09 (f)	$15,801,595
3,000,000	Landsource Communities Development (Revolver), 0.750%, due 5/31/09 (f)	2,775,000

		18,576,595

	Non-U.S. Real Estate Operating Companies - 0.44%
6,215,000	Brookfield Asset Management, Inc., 7.125%, due 6/15/12 (Canada)	4,235,100

	U.S. Real Estate Investment Trusts - 6.74%
12,500,000	Brandywine Operating Partnership LP, 3.875%, due 10/15/26	7,765,625
	Developers Diversified Realty Corp.:
10,000,000	3.500%, due 8/15/11	4,525,000
20,000,000	3.000%, due 3/15/12	8,550,000
	iStar Financial, Inc.:
5,000,000	2.336%, due 9/15/09 (f)	3,256,250
20,000,000	5.150%, due 3/1/12	8,204,700
25,000,000	Macerich Co. (The), 3.250%, due 3/15/12 (d)	13,093,750
	ProLogis:
14,000,000	2.250%, due 4/1/37	7,402,500
19,929,000	1.875%, due 11/15/37	9,715,387
5,000,000	2.625%, due 5/15/38	2,412,500

		64,925,712

Principal Amount ($)		Value (Note 1)

	U.S. Real Estate Operating Companies - 2.70%
18,200,000	Forest City Enterprises, Inc., 3.625%, due 10/15/11	$10,803,520
383,500	Forest City Enterprises, Inc., $25 par, 7.375%, due 2/1/34	3,854,175
3,000,000	General Growth Properties Term Loan A, 1.700%, due 2/24/10 (f)	860,001
19,400,000	LNR Property Corp. Term Loan B, 3.920%, due 7/12/11 (f)	10,443,660

		25,961,356

	Total Corporate Debt Instruments (Cost $162,715,601)	113,698,763

Shares

Preferred Stocks - 0.24%

	U.S. Real Estate Investment Trusts - 0.24%
125,000	RAIT Financial Trust, 7.750% Series A	718,750
250,000	RAIT Financial Trust, 8.375% Series B	1,631,250

		2,350,000

	Total Preferred Stocks (Cost $9,375,000)	2,350,000

Common Stocks - 85.58%

	Homebuilders - 1.10%
408,775	Avatar Holdings, Inc. (a)	10,607,711

	Non-U.S. Real Estate Consulting/Management - 1.20%
3,309,535	Savills PLC (United Kingdom)	11,568,226

See accompanying notes to the Portfolios of Investments.

9

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at January 31, 2009
(Unaudited)

Shares		Value (Note 1)

Common Stocks (continued)

	Non-U.S. Real Estate Investment Trusts - 8.87%
5,521,808	British Land Co. PLC (United Kingdom)	$36,038,664
2,770,168	Derwent London PLC (United Kingdom)	23,930,813
4,333,630	Hammerson PLC (United Kingdom)	25,376,587

		85,346,064

	Non-U.S. Real Estate Operating Companies - 50.75%
5,073,126	Brookfield Asset Management, Inc., Class A (Canada)	80,053,928
3,215,850	Brookfield Properties Corp. (Canada)	17,333,432
17,419,000	Capitaland, Ltd. (Singapore) (a)	26,974,342
3,362,300	Daibiru Corp. (Japan)	29,794,806
21,894,000	Hang Lung Properties, Ltd. (Hong Kong)	49,218,672
18,390,000	Henderson Land Development Co., Ltd. (Hong Kong)	70,246,741
5,701,000	Hongkong Land Holdings, Ltd. (Hong Kong)[1]	12,200,140
1,845,100	Killam Properties, Inc. (Canada) (c)	8,260,631
3,000,000	Mitsubishi Estate Co., Ltd. (Japan)	39,340,228
3,150,000	Mitsui Fudosan Co., Ltd. (Japan)	40,624,189
2,840,200	Parco Co., Ltd. (Japan)	25,894,199
5,467,268	Quintain Estates & Development PLC (United Kingdom)	1,956,051
10,000,000	Wharf (Holdings), Ltd. (The) (Hong Kong)	24,709,838
30,708,500	Wheelock & Co., Ltd. (Hong Kong)	54,015,694
20,845,000	Wheelock Properties, Ltd. (Hong Kong)	7,852,744

		488,475,635

Shares		Value (Note 1)

	U.S. Real Estate Investment Trusts - 9.05%
646,743	Associated Estates Realty Corp.	$4,798,833
714,775	Cousins Properties, Inc.	6,868,988
3,566,792	ProLogis (a)	35,703,588
782,782	Vornado Realty Trust	39,773,153

		87,144,562

	U.S. Real Estate Operating Companies - 14.61%
500,500	Consolidated-Tomoka Land Co. (c)	14,539,525
12,982,327	FNC Realty Corp. (a) (b)	7,906,237
7,192,223	Forest City Enterprises, Inc., Class A (c)	48,619,428
1,978,228	St. Joe Co. (The) (a)	47,576,383
785,584	Tejon Ranch Co. (a)	17,165,010
2,411,373	Thomas Properties Group, Inc. (c)	4,822,746

		140,629,329

	Total Common Stocks (Cost $1,221,069,859)	823,771,527

Principal Amount ($)

Short Term Investments - 5.18%

	Repurchase Agreement - 3.62%
34,825,021	JPMorgan Securities, Inc., 0.20%, dated 1/30/09, due 2/2/09 (e)	34,825,021

	U.S. Government Obligations - 1.56%
15,000,000	U.S. Treasury Bill, 0.09%†, due 3/5/09	14,998,756

	Total Short Term Investments (Cost $49,823,777)	49,823,777

See accompanying notes to the Portfolios of Investments.

10

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at January 31, 2009
(Unaudited)

Value (Note 1)

Total Investment Portfolio - 102.81% (Cost $1,442,984,237)	$989,644,067
Liabilities in excess of Other Assets - (2.81%)	(27,068,082)

NET ASSETS - 100.00%
(Applicable to 71,506,234 shares outstanding)	$962,575,985

NET ASSET VALUE PER SHARE	$13.46

Notes:

PIK: Payment-in-kind.

(a)	Non-income producing security.

(b)	Fair-valued security.

(c)	Affiliated issuers—as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Repurchase agreement collateralized by U.S. Treasury Inflation Indexed Note, par value $31,010,000, due 7/15/13, value $35,835,702.

(f)	Variable rate security.

†	Annualized yield at date of purchase.

[1]	Incorporated in Bermuda.

Country Concentration

% of Net Assets

United States	41.56%
Hong Kong	22.67
Japan	14.09
Canada	11.42
United Kingdom	10.27
Singapore	2.80

Total	102.81%

See accompanying notes to the Portfolios of Investments.

11

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments
at January 31, 2009
(Unaudited)

Shares		Value (Note 1)

Common Stocks and Warrants - 89.23%

	Advertising - 2.71%
1,312,400	Asatsu-DK, Inc. (Japan)	$26,130,862

	Agriculture - 10.52%
10,592,624	ABB Grain, Ltd. (Australia) (c)	44,075,575
155,356	United International Enterprises, Ltd. (Denmark)[1]	6,880,193
6,713,664	Viterra, Inc. (Canada) (a)	50,643,337

		101,599,105

	Building & Construction Products/Services - 4.05%
330,387	Imerys SA (France)	13,118,086
10,646,300	Nippon Sheet Glass Co., Ltd. (Japan)	26,048,755

		39,166,841

	Corporate Services - 0.70%
22,522,784	Boardroom, Ltd. (Singapore) (c)	6,713,866

	Diversified Operations - 6.87%
2,070,626	Antarchile S.A. (Chile)	21,478,130
6,642,287	CSR, Ltd. (Australia)	5,879,634
5,371,200	Hutchison Whampoa, Ltd. (Hong Kong)	27,330,228
344,189	Lundbergforetagen AB, Class B (Sweden)	11,690,676

		66,378,668

	Electronics Components - 5.85%
21,719,300	WBL Corp., Ltd. (Singapore) (c)	56,477,086

	Food & Beverage - 0.64%
15,018,000	Vitasoy International Holdings, Ltd. (Hong Kong)	6,141,364

	Forest Products & Paper - 3.66%
59,271,095	Catalyst Paper Corp. (Canada) (a) (b) (c) (e)	16,105,304
12,000,000	Catalyst Paper Corp. (Canada) (a) (b) (c) (e) (f)	3,260,673

Shares		Value (Note 1)

	Forest Products & Paper (continued)
44,893,185	Rubicon, Ltd. (New Zealand) (a) (c)	$15,996,456

		35,362,433

	Holding Companies - 8.54%
761,561	Compagnie Nationale a Portefeuille (Belgium)	35,903,180
4,811,400	Guoco Group, Ltd. (Hong Kong)[2]	27,746,145
680,000	LG Corp. (South Korea) (a)	18,831,155

		82,480,480

	Insurance - 16.00%
297,027	Allianz SE (Germany)	24,903,965
13,249,502	BRIT Insurance Holdings PLC (United Kingdom)	38,683,980
1,158,611	Montpelier Re Holdings, Ltd. (Bermuda)	16,382,760
243,689	Munich Re (Germany)	32,182,907
582,871	Sampo Oyj, Class A (Finland)	9,356,587
2,520,050	Sompo Japan Insurance, Inc. (Japan)	15,713,979
654,800	Tokio Marine Holdings, Inc. (Japan)	17,343,653

		154,567,831

	Metals & Mining - 3.77%
3,792,832	Dundee Precious Metals, Inc. (Canada) (a) (c)	5,722,111
5,745,000	Dundee Precious Metals, Inc. (Canada) (a) (c) (f)	8,667,278
512,500	Dundee Precious Metals, Inc. Warrants, expires 6/29/12 (Canada) (a) (e)	43,884
2,360,000	Dundee Precious Metals, Inc. Warrants, expires 11/20/15 (Canada) (a) (e)	1,058,512
524,932	Newmont Mining Corp.	20,881,795

		36,373,580

See accompanying notes to the Portfolios of Investments.

12

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments (continued)
at January 31, 2009
(Unaudited)

Shares		Value (Note 1)

Common Stocks and Warrants (continued)

	Non-U.S. Real Estate Operating Companies - 7.42%
2,735,600	Daibiru Corp. (Japan)	$24,241,344
95,915,023	GuocoLeisure, Ltd. (Singapore)[2] (c)	20,464,985
10,494,000	Liu Chong Hing Investment, Ltd. (Hong Kong)	4,267,862
1,760,000	Mitsui Fudosan Co., Ltd. (Japan)	22,697,959

		71,672,150

	Oil & Gas Production & Services - 1.04%
227,335	EnCana Corp. (Canada)	10,080,034

	Other Financial - 3.51%
90,231,000	Yuanta Financial Holding Co., Ltd. (Taiwan)	33,927,963

	Pharmaceuticals - 4.42%
781,113	GlaxoSmithKline PLC (United Kingdom)	13,776,436
514,600	Sanofi-Aventis SA (France)	28,942,649

		42,719,085

	Securities Brokerage - 1.44%
97,017,800	Asia Plus Securities Public Co., Ltd. (Thailand)	3,029,922
409,500	Capital Nomura Securities Public Co., Ltd., NVDR (Thailand)	173,713
38,126,960	Hotung Investment Holdings, Ltd. (Singapore)[2]	3,240,792
652,300	Ichiyoshi Securities Co., Ltd. (Japan)	3,736,566
4,077,900	KGI Securities Public Co., Ltd., NVDR (Thailand)	82,752
13,575,158	President Securities Corp. (Taiwan)	3,636,833

		13,900,578

Shares		Value (Note 1)

	Technology - Hardware - 1.68%
76,232,750	United Microelectronics Corp. (Taiwan)	$16,273,363

	Telecommunications - 3.79%
49,496,693	Netia S.A. (Poland) (a) (c)	36,602,970

	Transportation - 2.62%
5,233,000	Seino Holdings Co., Ltd. (Japan)	25,354,506

	Total Common Stocks and Warrants (Cost $1,409,463,644)	861,922,765

Notional Amount ($)

Purchased Options - 0.49%

	Foreign Currency Put Options - 0.49%
75,000,000	Euro Currency, strike 1.260 EUR, expires 2/1/10	4,748,700

	Total Purchased Options (Cost $4,681,875)	4,748,700

Principal Amount ($)

Short Term Investments - 10.10%

	Repurchase Agreement - 10.10%
97,548,100	JPMorgan Securities, Inc., 0.20%, dated 1/30/09, due 2/2/09 (d)	97,548,100

	Total Short Term Investments (Cost $97,548,100)	97,548,100

See accompanying notes to the Portfolios of Investments.

13

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments (continued)
at January 31, 2009
(Unaudited)

Value (Note 1)

Total Investment Portfolio - 99.82% (Cost $1,511,693,619)	$964,219,565
Other Assets less Liabilities - 0.18%	1,785,439

NET ASSETS - 100.00%
(Applicable to 89,698,582 shares outstanding)	$966,005,004

NET ASSET VALUE PER SHARE	$10.77

Notes:

EUR: Euro.

NVDR: Non-Voting Depository Receipt.

(a)	Non-income producing security.

(b)	Fair-valued security.

(c)	Affiliated issuers—as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d)	Repurchase agreement collateralized by U.S. Treasury Inflation Indexed Bond, par value $90,595,000, due 1/15/25, value $100,369,990.

(e)	Security is subject to restrictions on resale.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

[1]	Incorporated in Bahamas.

[2]	Incorporated in Bermuda.

Country Concentration

% of Net Assets

Japan	16.69%
United States*	12.75
Canada	9.90
Singapore	9.00
Hong Kong	6.78
Germany	5.91
Taiwan	5.57
United Kingdom	5.43
Australia	5.17
France	4.35
Poland	3.79
Belgium	3.72
Chile	2.22
South Korea	1.95
Bermuda	1.70
New Zealand	1.66
Sweden	1.21
Finland	0.97
Denmark	0.71
Thailand	0.34

Total	99.82%

*	Includes cash equivalents.

See accompanying notes to the Portfolios of Investments.

14

Third Avenue Trust
Notes to Portfolios of Investments
January 31, 2009
(Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Trust (the “Trust”) is an open-end, non-diversified management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of four, non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act), separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund (each a “Fund” and, collectively, the “Funds”).

Accounting policies:

The policies described below are followed consistently by the Funds and are in conformity with accounting principles generally accepted in the United States of America.

Security valuation:

Generally, the Funds’ investments are valued at market value. Securities traded on a principal stock exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sales price, the NASDAQ official close price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Funds may adjust the prices of securities traded in foreign markets, as appropriate, to reflect the fair value as of the time the Funds’ net asset values are calculated. Temporary cash investments are valued at cost, plus accrued interest, which approximates market. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are amortized to maturity based on their cost.

Each Fund may invest up to 15% of their total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws (“restricted securities”). Restricted securities and other securities and assets for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Funds’ Valuation Committee as authorized by the Board of the Funds, under procedures established by the Board. At January 31, 2009, such securities had a total fair value of $28,495,194 or 0.66% of net assets of Third Avenue Value Fund, $7,726,536 or 0.69% of net assets of Third Avenue Small-Cap Value Fund, $7,906,237 or 0.82% of net assets of Third Avenue Real Estate Value Fund and $19,365,977 or 2.00% of net assets of Third Avenue International Value Fund. Among the factors considered by the Funds’ Valuation Committee in determining fair value are: the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the percentage of the Fund’s beneficial ownership of the issuer’s common stock and debt securities, the operating results of the issuer, the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Restricted securities

15

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2009
(Unaudited)

often have costs associated with subsequent registration. The restricted securities currently held by the Funds are not expected to incur any material future registration costs.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”):

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of November 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds’ net assets as of January 31, 2009 is as follows:

	Investments in Securities (Market Value)
Valuation Inputs	Value Fund		Small-Cap Value Fund		Real Estate Value Fund		International Value Fund

Level 1—Quoted Prices	$1,693,281,636		$816,022,502		$389,352,692		$245,490,521
Level 2—Other Significant Observable Inputs	2,588,086,605	*	299,724,596	*	592,385,138	*	699,363,067	*
Level 3—Significant Unobservable Inputs	28,495,194		7,726,536		7,906,237		19,365,977

Total Market Value of Investments	$4,309,863,435		$1,123,473,634		$989,644,067		$964,219,565

*Includes certain securities trading primarily outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

16

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2009
(Unaudited)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities (Market Value)
	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Value Fund

Balance as of 11/1/08	$28,520,062	$10,152,263	$7,737,467	$22,600,027
Change in unrealized appreciation/(depreciation)†	(24,868)	(2,425,727)	168,770	(3,234,050)

Balance as of 1/31/09	$28,495,194	$7,726,536	$7,906,237	$19,365,977

†Net unrealized depreciation during the period on Level 3 investments held at January 31, 2009 was $132,507,781 for the Third Avenue Value Fund, $55,041,772 for the Third Avenue Small Cap Value Fund, $2,820,452 for the Third Avenue Real Estate Value Fund and $117,205,650 for the Third Avenue International Value Fund.

Repurchase agreements:

The Funds may invest excess cash in repurchase agreements whereby the Funds purchase securities, which serve as collateral, with an agreement to resell such collateral at the maturity date of the repurchase agreement. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Foreign currency translation and foreign investments:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•	Investment transactions: At the prevailing rates of exchange on the date of such transactions.

Security transactions:

Security transactions are accounted for on a trade date basis.

17

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2009
(Unaudited)

2. INVESTMENTS

The following information is based upon the book basis of investment securities as of January 31, 2009:

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Value Fund
Gross unrealized appreciation	$365,197,261	$74,331,995	$71,151,265	$23,703,537
Gross unrealized depreciation	(2,015,983,455)	(549,656,767)	(524,491,435)	(571,177,591)

Net unrealized depreciation	$(1,650,786,194)	$(475,324,772)	$(453,340,170)	$(547,474,054)

Aggregate book cost	$5,960,649,629	$1,598,798,406	$1,442,984,237	$1,511,693,619

3. COMMITMENTS AND CONTINGENCIES

Third Avenue Value Fund has committed a $1,755,000 capital investment to RS Holdings of which $1,022,245 has been funded as of January 31, 2009. Under certain circumstances this commitment may be payable to RS Holdings, although the Adviser believes that this commitment is no longer enforceable. Accordingly, Third Avenue Value Fund has segregated securities valued at $732,755 to meet this contingency.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

18

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Board of Trustees
Jack W. Aber
David M. Barse
William E. Chapman II
Lucinda Franks
Edward J. Kaier
Marvin Moser
Eric Rakowski
Martin Shubik
Charles C. Walden
Martin J. Whitman
Officers
Martin J. Whitman
Chairman of the Board
David M. Barse
President, Chief Executive Officer
Vincent J. Dugan
Chief Financial Officer, Treasurer
Michael A. Buono
Controller
W. James Hall
General Counsel, Secretary
Joseph J. Reardon
Chief Compliance Officer
Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9802
Providence, RI 02940-8002
(610) 239-4600
(800) 443-1021 (toll-free)
Investment Adviser
Third Avenue Management LLC
622 Third Avenue
New York, NY 10017
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017
Custodian
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

Third Avenue Funds
622 Third Avenue
New York, NY 10017
Phone (212) 888-5222
Toll Free (800) 443-1021
Fax (212) 888-6757
www.thirdave.com

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures (required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934) were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Third Avenue Trust

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	February 20, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant): Third Avenue Trust

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	February 20, 2009

By:	/s/ Vincent J. Dugan
Name:	Vincent J. Dugan
Title:	Principal Financial Officer
Date:	February 20, 2009